BALANCE SHEET DETAILS - Schedule of Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid and other current assets
Prepaid tax	$ 1,295	$ 1,736
Advance to suppliers	7	15
Other receivables	796	1,054
Prepaid and others	2,713	2,303
Total Prepaid and other current assets	$ 4,811	$ 5,108